DISAGGREGATION OF REVENUE	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE 12 – DISAGGREGATION OF REVENUE

Revenue generated from different revenue streams consisted of the following:

	Thousands of Yen
	For the Six Months Ended September 30,
	2024	2023
Revenue from sales of real estate properties	¥9,391,904	¥4,907,504
Revenue from hotel accommodation services	662,909	568,743
Housing equipment and material sales	151,463	155,180
Revenue from rental services	19,437	25,624
Others	292,755	253,792
Total	¥10,518,468	¥5,910,843

The following table summarizes the changes in contract liabilities as of the dates presented:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Balances at the beginning of the period	¥352,651	¥144,770
Billings and not recognized as revenue yet during the period	292,932	352,651
Revenue recognized from opening balance of contract liabilities	(352,651)	(144,770)
Balances at the end of the period	¥292,932	¥352,651

100% of total contract liabilities as of March 31, 2024 was realized for the six months ended September 30, 2024. As of September 30, 2024, the Group expects 100% of total contract liabilities to be realized in less than a year. Changes in contract liabilities are primarily due to the timing of revenue recognition, billings, and cash collections.

NOTE 11 – DISAGGREGATION OF REVENUE

Revenue generated from different revenue streams consisted of the following:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2024	2023
Revenue from sales of real estate properties	¥12,003,423	¥11,447,250
Revenue from hotel accommodation services	1,257,533	835,424
Housing equipment and material sales	337,113	358,584
Revenue from rental services	47,663	79,102
Others	476,108	544,048
Total	¥14,121,840	¥13,264,408

The following table summarizes the changes in contract liabilities as of the dates presented:

	Thousands of Yen
	March 31, 2024	March 31, 2023
Balances at the beginning of the year	¥144,770	¥713,803
Billings and not recognized as revenue yet during the year	352,651	144,770
Revenue recognized from opening balance of contract liabilities	(144,770)	(713,803)
Balances at the end of the year	¥352,651	¥144,770

100% of total contract liabilities as of March 31, 2023 was realized for the year ended March 31, 2024. As of March 31, 2024, the Group expects 100% of total contract liabilities to be realized in less than a year. Changes in contract liabilities are primarily due to the timing of revenue recognition, billings, and cash collections.